Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expenses	$ 755,699	$ 459,184
Salaries and Related Expenses [Member]
Research and Development Expenses	291,606	178,486
Stock-Based Compensation [Member]
Research and Development Expenses	230,908	12,077
Professional Fees [Member]
Research and Development Expenses	65,506	22,271
Laboratory and Materials [Member]
Research and Development Expenses	35,472	70,779
Patent Expenses [Member]
Research and Development Expenses	51,491	82,367
Rent and Maintenance [Member]
Research and Development Expenses	32,895	40,146
Depreciation [Member]
Research and Development Expenses	29,643	25,650
Insurance and Other Expenses [Member]
Research and Development Expenses	$ 18,178	$ 27,408